Related Parties Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Parties Transactions (Textual)
Received services amount	$ 4,455	$ 5,050	$ 6,100
Asseco provided back office and professional services and fixed assets to Insseco	980	1,600	1,900
Due to related parties	1,100	790
Due from related parties	1,000	1,500
Hardware and Software [Member]
Related Parties Transactions (Textual)
Purchased from affiliated companies	$ 320	$ 930	$ 1,000